Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Location Country Employee
Product Information [Line Items]
Number of employees	9,500
Number of locations in which company operates	82
Number of countries in which company operates	40
U.S.
Product Information [Line Items]
Percentage of company revenue	42.30%
Europe
Product Information [Line Items]
Percentage of company revenue	45.80%
Rest of World
Product Information [Line Items]
Percentage of company revenue	11.90%